Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ .001	$ .001
Common Stock, Shares Authorized	37,503,000,000	37,503,000,000	37,503,000,000
Common Stock, Issued	3,245,337,213	1,541,083,957	414,411,438
Preferred Stock, Par Value	$ 0.001	$ .001	$ .001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Issued	6,000,000	6,000,000	6,000,000
Accumulated Amortization of intangible assets